CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 38,418	$ 41,697
Deposit in Escrow (Note 11A1)		4,982
Investment in marketable securities	2,362
Accounts receivable (net of allowance for doubtful accounts)	27,960	29,239
Other current assets (Note 2)	22,318	18,437
Inventories (Note 3)	12,164	14,506
Total current assets	103,222	108,861
Long-term investments and other assets
Investments in affiliated company (Note 4A)	1,016	1,423
Investments in other company (Note 4B)	79	88
Other non-current assets (Note 5)	2,091	1,022
Deferred income taxes (Note 15)	2,886	3,781
Funds in respect of employee rights upon retirement	6,642	6,649
Total non-current assets	12,714	12,963
Property and equipment, net (Note 6)	31,908	32,546
Intangible assets, net (Note 7)	452	739
Goodwill (Note 8)	4,041	5,433
Total assets	152,337	160,542
Current liabilities
Credit from banking institutions (Note 9)		38
Accounts payable	11,658	11,436
Deferred revenues	9,401	9,852
Other current liabilities (Note 10)	25,253	30,276
Total current liabilities	46,312	51,602
Long-term liabilities
Liability for employee rights upon retirement	10,229	9,607
Provision for contingencies		2,599
Deferred revenues	1,063	1,033
Deferred income taxes (Note 15)	150	216
Total non-current liabilities	11,442	13,455
Contingent liabilities (Note 11)
Stockholders' equity (Note 12)
Share capital - ordinary shares of NIS 0.3333 par value: Authorized - December 31, 2014 and 2013 - 60,000,000 shares Issued and outstanding - December 31, 2014 and 2013 - 23,475,431 shares	1,983	1,983
Additional paid- in capital	71,550	71,550
Accumulated other comprehensive income	(1,850)	8,608
Retained earnings	49,067	38,831
Treasury stock at cost - December 31, 2014 and 2013 - 2,507,314 shares	(30,054)	(30,054)
Stockholders' equity	90,696	90,918
Non-controlling interests	3,887	4,567
Total equity	94,583	95,485
Total liabilities and equity	$ 152,337	$ 160,542